Summary of Significant Accounting Policies (Schedule of Accounts receivable, net) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Accounts receivable	$ 16,059	$ 13,255
Less: Allowance for credit losses	(1,351)	(954)	$ (658)	$ (270)
Accounts receivable, net	$ 14,708	$ 12,301